Expense Example (Invesco Van Kampen Comstock Fund, Institutional Class, Invesco Van Kampen Comstock Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen Comstock Fund | Institutional Class, Invesco Van Kampen Comstock Fund
Example.
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 49
3 Years	154
5 Years	269
10 Years	$ 604